Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Net loss	$ (19,265,435)	$ (11,787,585)	$ (40,962,675)	$ (27,371,031)
Non-cash items:
Depreciation and amortization	9,108,162	5,561,359	17,195,476	10,475,016
Share-based compensation	466,448	2,056,710	867,084	3,470,553
Accretion expense	3,047,934	0	6,074,007	0
Interest paid in kind on convertible debt instruments	2,477,108	0	4,950,035	0
Change in fair value of share warrant obligations	(13,341,671)	(5,986,425)	(20,090,916)	(11,731,321)
Change in fair value of conversion options on convertible debt instruments	(12,471,759)	0	(23,217,793)	0
Unrealized foreign exchange gain (loss)	1,280,968	(1,847,822)	3,917,505	(1,231,348)
Net change in non-cash working capital items	19,691,656	7,054,722	(1,439,318)	(16,161,663)
Cash flows used in operating activities	(9,006,589)	(4,949,041)	(52,706,595)	(42,549,794)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(1,564,403)	(17,812,004)	(5,388,348)	(45,396,451)
Addition to intangible assets	(11,321,352)	(18,747,189)	(22,435,659)	(40,456,259)
Net proceeds from Mirabel battery building sale-leaseback	0	0	0	20,506,589
Government assistance related to property, plant and equipment and intangible assets	1,270,299	5,751,268	4,399,095	5,751,268
Cash flows used in investing activities	(11,615,456)	(30,807,925)	(23,424,912)	(59,594,853)
FINANCING ACTIVITIES
Increase in long-term debt and other debts	19,807,525	43,058,254	56,602,075	69,224,720
Repayment of long-term debt and other debts	(3,698)	(6,199)	(4,370,947)	(22,495,971)
Payment of lease liabilities	(2,021,130)	(1,354,189)	(4,013,671)	(2,715,536)
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs	0	1,613,804	0	6,239,038
Proceeds from the issuance of warrants through the December 2022 Offering	0	0	0	2,907,226
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	0	0	0	4,175,836
Cash flows from financing activities	17,782,697	43,311,670	48,217,457	57,335,313
Effect of exchange rate changes on cash held in foreign currency	41,829	625,793	23,825	695,328
Net (decrease) increase in cash	(2,797,519)	8,180,497	(27,890,225)	(44,114,006)
Cash, beginning of period	4,800,260	35,972,482	29,892,966	88,266,985
Cash, end of period	2,002,741	44,152,979	2,002,741	44,152,979
Other information on cash flows related to operating activities:
Income taxes paid	0	0	0	0
Interest paid	5,181,170	2,116,335	9,620,379	3,857,674
Interest paid on obligations under lease liabilities	$ 1,252,263	$ 1,128,148	$ 2,510,465	$ 2,127,051